Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTSOn March 9, 2021 the Parent announced it had entered into a definitive agreement to sell its prearranged funeral insurance and final expense business, Global Preneed, and related legal entities and assets to CUNA Mutual Group, a broad financial services provider. The transaction includes the sale of all of the issued and outstanding capital stock of the Company and is expected to close by the end of the third quarter of 2021. For additional information related to this transaction, please see the Form 8-K filed on March 9, 2021 by the Parent with the U.S. Securities and Exchange Commission, including the press release furnished thereto.